Fees Summary	Oct. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,298,000
Previously Paid Amount	0.00
Total Fee Amount	198.72
Total Offset Amount	0.00
Net Fee	198.72
Narrative - Max Aggregate Offering Price	$ 1,298,000
Final Prospectus	true